Derivative financial assets / (liabilities) - Summary of Derivative Financial Instruments (Parenthetical) (Detail) ¥ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Bottom of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.75%	1.75%	1.75%	1.75%
Bottom of range [member] | Fixed rate from 3.20% to 3.91% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate			3.20%	3.20%
Top of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	5.03%	5.03%	5.03%	5.03%
Top of range [member] | Fixed rate from 3.20% to 3.91% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate			3.91%	3.91%
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts		$ 620,000,000		$ 979,000,000
Forward foreign exchange contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts		1,035,000,000		0
Fair value of the forward foreign exchange contracts | ¥	¥ 31		¥ 0
Cross Currency Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts		$ 325,000,000		$ 393,000,000
Fair value of the cross currency swap | ¥	¥ 187		¥ 44
Cross Currency Swaps [member] | Bottom of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.64%	1.64%
Cross Currency Swaps [member] | Bottom of range [member] | Fixed rate from 3.39% to 3.67% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	3.39%	3.39%
Cross Currency Swaps [member] | Top of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate			1.72%	1.72%
Cross Currency Swaps [member] | Top of range [member] | Fixed rate from 3.39% to 3.67% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	3.67%	3.67%
Cross Currency Swaps [member] | Top of range [member] | Fixed rate from 3.20% to 3.91% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	3.91%	3.91%	3.91%	3.91%